RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS (Schedule of Restated segments information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Revenues	$ 214,970	$ 166,135	[1]	$ 257,334	[1]
Cost of revenues	143,703	124,755	[1]	161,137	[1]
Gross profit (loss)	71,267	41,380	[1]	96,197	[1]
Operating profit (loss)	2,181	37,776	[1]	25,892	[1]
Terrestrial Infrastructure Projects [Member]
Revenues	22,958	19,470	[1]	25,527	[1]
Cost of revenues	25,153	25,088	[1]	27,836	[1]
Gross profit (loss)	(2,195)	(5,618)	[1]	(2,309)	[1]
Operating profit (loss)	(3,818)	(7,194)	[1]	(3,679)	[1]
Fixed Networks [Member]
Revenues	114,398	92,496	[1]	127,142	[1]
Cost of revenues	72,885	61,939	[1]	80,038	[1]
Gross profit (loss)	41,513	30,557	[1]	47,104	[1]
Operating profit (loss)	$ 7,322	2,299	[1]	9,951	[1]
As Reported [Member]
Revenues		165,885		263,492
Cost of revenues		124,670		167,615
Gross profit (loss)		41,215		95,877
Operating profit (loss)		37,611		25,572
As Reported [Member] | Terrestrial Infrastructure Projects [Member]
Revenues		19,045		31,562
Cost of revenues		25,003		34,314
Gross profit (loss)		(5,958)		(2,752)
Operating profit (loss)		(7,534)		(4,122)
As Reported [Member] | Fixed Networks [Member]
Revenues		92,671		127,265
Cost of revenues		61,939		80,038
Gross profit (loss)		30,732		47,227
Operating profit (loss)		2,474		10,074
Adjustments [Member]
Revenues		250		(6,158)
Cost of revenues				(6,478)
Gross profit (loss)		165		320
Operating profit (loss)		165		320
Adjustments [Member] | Terrestrial Infrastructure Projects [Member]
Revenues		425		(6,035)
Cost of revenues		85		(6,478)
Gross profit (loss)		340		443
Operating profit (loss)		340		443
Adjustments [Member] | Fixed Networks [Member]
Revenues		(175)		(123)
Cost of revenues		0		0
Gross profit (loss)		(175)		(123)
Operating profit (loss)		(175)		(123)
As Restated [Member]
Revenues		166,135		257,334
Cost of revenues		124,755		161,137
Gross profit (loss)		41,380		96,197
Operating profit (loss)		37,776		25,892
As Restated [Member] | Terrestrial Infrastructure Projects [Member]
Revenues		19,470		25,527
Cost of revenues		25,088		27,836
Gross profit (loss)		(5,618)		(2,309)
Operating profit (loss)		(7,194)		(3,679)
As Restated [Member] | Fixed Networks [Member]
Revenues		92,496		127,142
Cost of revenues		61,939		80,038
Gross profit (loss)		30,557		47,104
Operating profit (loss)		$ 2,299		$ 9,951

[1]	The Company restated previously issued consolidated financial statements. See Note 2 and Note 17 for additional information.